OPERATIONS	12 Months Ended
Dec. 31, 2025
OPERATIONS
OPERATIONS
1. OPERATIONS
1.a. Background information
Telefônica Brasil S.A. (the “Company“ or “Telefônica Brasil“) is a publicly traded company whose main activities are the operation of communications and telecommunications services; as well as the development of any and all activities necessary or useful for the execution of these services, including the leasing, sharing and assignment of infrastructure, and may also perform the following activities: (a) operation of value-added services, development, provision, distribution and marketing of digital services, as well as audio, video, image, text and application content over the internet in any medium, including advertising and publicity materials; and (b) operation of integrated solutions, management, provision of services and consulting related to: (i) data center, including hosting and colocation; (ii) storage, processing and management of data, information, texts, images, videos, applications and information systems and the like; (iii) connectivity, internet of things, information technology, networks, systems analysis and development, programming, configuration and the like; (iv) information and communication security; (v) communications and telecommunications; (vi) electronic security systems related to theft, intrusion, fire and others, surveillance, security, tracking and remote or non-remote monitoring; (vii) maintenance, repair, technical assistance and technical support in computer science and any machines and equipment; (viii) artificial intelligence and blockchain; and (ix) intelligence in data management (Big Data), among others.
The Company's principal offices are located at 1376, Engenheiro Luís Carlos Berrini Avenue, in the city and State of São Paulo, Brazil. It is a member of the Telefónica Group (“Group“), based in Spain which operates in several countries across Europe and Latin America.
On December 31, 2025, Telefónica S.A. (“Telefónica“), the Group holding company, held a total direct and indirect interest in the Company of 77.13% (76.30% on December 31, 2024) Note 24.a.
The Company is registered with the Brazilian Securities Commission (“CVM“) and its shares are traded on the B3. It is also registered with the U.S. Securities and Exchange Commission (“SEC“) and its American Depositary Shares (“ADSs“), backed by its common shares, are traded on the New York Stock Exchange ("New York Stock Exchange"–“NYSE“).
1.b. Operations
The Company renders the following services: (i) Fixed Switched Telephone Service Concession Arrangement (“STFC“); (ii) Multimedia Communication Service (“SCM“, data communication, including broadband internet); (iii) Personal Mobile Service (“SMP“); (iv) Conditioned Access Service (“SEAC“ – Pay TV); (v) Private Limited Service (“SLP“) and (vi) Global Mobile Satellite Service (“SMGS”), throughout Brazil, through concessions and authorizations, in addition to other activities.
Service authorizations are granted by Brazil's Telecommunications Regulatory Agency (“ANATEL“), the agency responsible for the regulation of the Brazilian telecommunications sector under the terms of Law No. 9472 of July 16, 1997 – General Telecommunications Law (“Lei Geral das Telecomunicações“ – LGT).
Although the Company has authorizations to provide various services regulated by ANATEL, certain modalities are subject to more specific regulatory frameworks, especially regarding the rules for granting and extending licenses. Due to these particularities, the following topics delve deeper into the regulatory aspects applicable to SMP and STFC.
Personal Mobile Service - SMP
Before Law no. 13.879 / 2019 came into effect, authorizations for the use of radio frequencies were commonly granted for fifteen years and could be extended only once, for the same term. Following the normative changes in the aforementioned Law, successive extensions of authorization grants were allowed, though the current terms were only clarified by Decree no. 10.402/2020 which detailed the requirements related to the new successive extension regime; the current authorizations are also covered by the new regime.
The Decree defined ANATEL's parameters for evaluating the scope of extension requests, such as ensuring the efficient use of radio frequencies, competitive aspects, meeting the public interest and fulfilling obligations already assumed with ANATEL.
According to the interpretation of the Federal Audit Court (“TCU”), requests for extension are assessed through a new spectrum bidding process; ANATEL can only approve the extension request if the provider proves compliance with the conditions set forth in the Decree.
For radio frequency usage authorizations acquired prior to the 5G auction held in 2021, every two years, after the first extension, the Company must pay a fee equivalent to 2% of the revenue earned through the provision of the SMP in the year prior to the payment, net of applicable taxes and social contributions (note 23.), and, for certain terms, in the 15th year the Company must pay the equivalent of 1% of its revenue in the previous year. The calculation will consider the net revenue resulting from the application of the Basic and Alternative Service Plans. In authorizations issued in the 700MHz, 2100MHz, 2500MHz sub-bands and in part of the 900/1800MHz authorizations, the calculation of the fee also applies to the remuneration for network use (interconnection). Although the radio frequency usage fee is, by regulatory mandate, charged biennially, the Company holds authorization agreements with expiration dates distributed between even and odd years. Consequently, even though each agreement generates an obligation only every two years, the set of agreements in force results in annual payments, concentrated in the month of April, due to the alternating expiration dates between the different authorization cycles.
In July 2018, ANATEL published Resolution No. 695 with a new regulation on public spectrum pricing. This Resolution established new criteria for the costs of extending licenses. The formula takes into account factors such as the length of the authorization, revenue earned in the region, and the amount of spectrum used by the provider. In addition, part of the payment may be converted into investment commitments. However, the applicability of the calculation methodology contained in the aforementioned Resolution in specific cases of authorization extensions depends on ANATEL's assessment. In this sense, it is important to clarify that ANATEL has been evaluating the definition of new criteria for applying the valuation calculation in extensions of authorizations. Still within this context, ANATEL submitted for public consultation, in November 2023, the revision of the Spectrum Usage Regulation (“RUE”), approved by Resolution No. 671, of November 3, 2016. The draft proposal submitted by ANATEL revokes Resolution No. 695/2018 and directly consolidates in the RUE the rules associated with the valuation of authorizations for the use of the radio frequency spectrum, also establishing as the standard methodology for this purpose the discounted cash flow method at net present value (“VPL”).
The table below provides a summary of the authorizations held by the Company for each sub-range used in the SMP, along with the events that occurred in 2025 related to their respective renewals, where applicable.

Subband-Radio Frequency	Geographic coverage	Comments	Expiration of authorizations
700 MHz	National	—	2029
850 MHz(1)	National (except AL, CE, PB, PE, PI e RN)	GO (sector 24 of PGO); MS (sector 21 of the PGO); MG (PGO sector 2); RS (sector 29 of the PGO) and SP (except sector 33 of the PGO)	2028
900 MHz	MG, AM, RR, AP, PA, MA, BA, SE and SP (except area 11)	Authorizations arising from the acquisition of part of Oi's Mobile Assets UPI in 2022	2031-2032
1.800 MHz	National (except MG)	—	2032
	National (except area 43 - PR)	Authorizations arising from the acquisition of part of Oi's Mobile Assets UPI in 2022	2031-2032
900 MHz / 1.800 MHz	MG (sector 3 PGO)	—	2035
	MG (sector 2 PGO)	—	2032
2.100 MHz(2)	National	—	2038
	ES, MG, AM, AP, PA, MA, RR, AL, CE, PB, PE, PI, RN, AC, RO, MT, MS, TO, GO, DF, SP (except sector 33 of PGO), RS , PR and SC	Authorizations arising from the acquisition of part of Oi's Mobile Assets UPI in 2022	2038
2.300 MHz	RJ, SP, ES, MG, AM, AC, AP, RR, RO, TO, PA, MT, MS, GO and DF	SP (except sector 33 PGO); MG (sector 2 PGO); MS (sector 21 PGO) and GO (sector 24 PGO)	2041
2.500 MHz	National	—	2027-2031
3.500 MHz	National		2041
26 GHz	National		2041

(1) 850 MHz Authorizations renewal: In accordance with the provisions of Ruling No. 618, of November 26, 2020, ANATEL extended, until November 29, 2028, the terms of authorization for use of the 850 MHz sub-bands held by the Company in the states of São Paulo, Mato Grosso, Acre, Rondônia and Mato Grosso do Sul (except sector 22), whose terms ended, respectively, in January, March, July, July and September 2024. As for the other authorizations in 850 MHz, ANATEL determined that the amount due for the extension should be calculated based on net present value (“NPV”) parameters, in order to reflect, according to ANATEL, the real economic value (market value) of the sub-bands.
(2) 2,100 MHz Authorizations renewal: In April 2023, ANATEL decided to renew our current authorizations for the use of 2,100 MHz radio frequencies until April 2038 and submitted its decision to TCU review. As these were first-time renewal requests provided for in the contracts and bidding processes that originally granted these authorizations, TCU’s technical division did not identify evidence of nonrational or inappropriate use of these bands by the Company that would justify denying the extensions. However, they highlighted the need to adapt Article 31 of Resolution No. 757/2022 to align with the new proposed maximum validity terms. On February 3, 2025, Resolution No. 757/2022 was revoked by Resolution No. 773/2025, which approved new Regulation for Radio Frequencies Conditions of Use. On February 5, 2025, TCU approved the renewal of 2,100 MHz authorizations, as originally proposed by ANATEL. This approval was formalized through Ruling No. 224/2025 (“Acórdão nº 224/2025 – TCU – Plenário”).
Switched Fixed Telephone Service (STFC)
The STFC concession model, adopted in 1998 with the signing of contracts resulting from the privatization of the telecommunications sector, brought about a true revolution in the provision of telecommunications services in Brazil. Over the course of more than twenty years, concessionaires promoted the expansion and universalization of fixed-line telephone service, which, before privatization, was expensive, elitist and left consumers waiting in long queues, lasting months or years.
On the other hand, on October 4, 2019, Law 13.879/2019 (resulting from PLC 79/2016) was published, introducing changes to the telecommunications regulatory framework by allowing fixed-line telephone concessionaires to migrate from a concession regime to an authorization regime subject to lower regulatory burdens, including those associated with the continuity and universalization of STFC in the concession area, as well as possible restrictions on the assets associated with its provision.
On November 27, 2024, the proposal for the Terms and Conditions of the Self-Composition Agreement for Adaptation of the STFC Concession Contracts (“Agreement”) to an authorization instrument was approved by the TCU Plenary, and the Agreement was signed on December 16, 2024. The Terms include, among others: (i) investments by the Company, in the manner, conditions and terms established in this Agreement, in exchange for the adaptation; (ii) maintenance of the STFC service in locations lacking adequate competition within the service area of the STFC Concession contracts that will be terminated, until December 31, 2028; (iii) termination of administrative and judicial proceedings directly related to the STFC concession (Note 20.); and (iv) withdrawal by the Company of the arbitration proceeding on the Concession.
The execution of projects related to items (i) and (ii) totals a NPV of R$4.5 billion. The investments will be made in the manner established in the Agreement.
On April 11, 2025, the Company signed the Single Authorization Term with ANATEL. Concluding the final stage for the adaptation of the STFC Concession regime and thereby, transferring the Company to the private STFC Authorization regime.
Risks Relating to the Brazilian Telecommunications Industry and the Company
The Company's business is subject to extensive regulation, including any regulatory changes that may occur during the terms of the concession agreements and the Company's authorizations to provide telecommunication services in Brazil. ANATEL, oversees, among other matters: industry policies and regulations; licensing (including licensing of spectrum and bidding processes); fees and tariffs; competition, incentives and competitive aspects (including the Company's ability to grow by acquiring other telecommunications businesses); service, technical and quality standards; consumer rights; penalties and other sanctions related to interconnection and agreements; in addition to related obligations to the universalization of services.
The Brazilian telecommunications regulatory framework is continuously evolving. The interpretation and enforcement of regulations, the assessment of compliance with regulations and the flexibility of regulatory authorities are all marked by uncertainty. The Company operates under authorizations and a concession from the Brazilian government, and the ability to maintain these authorizations and concession is a precondition to the Company's success. However, because of the changing nature of the Brazilian regulatory framework, the Company cannot guarantee that ANATEL will not adversely modify the terms of the Company's authorizations and/or licenses. Accordingly, the Company's operating authorizations and licenses, must meet specific requirements and maintain minimum quality, coverage and service standards. Any failure to comply with these requirements may result in the imposition of fines, penalties and/or other regulatory responses, including the termination of the Company's operating authorizations and concession. Any partial or total termination of any of the Company's operating authorizations and licenses or the Company's concession would have a material adverse effect on the Company's business, financial condition, revenues, results of operations and prospects.
In recent years, ANATEL has been reviewing and introducing regulatory changes, especially with regard to asymmetric competition measures and interconnection fees charged between local telecommunications service providers. Asymmetric competition measures may include regulations aimed at rebalancing markets where one or more participants hold significantly different market power over other competitors.
Under ANATEL's regulatory agenda for the 2023-2024 biennium, a Public Consultation was launched in November 2023 regarding the revision of the General Competition Goals Plan ("PGMC"), approved by the Resolution no. 600, of November 8, 2012 and updated by Resolution no. 694, of July 17, 2018, which concentrates, in a single normative instrument, a set of specific measures aims at promoting competition and establishes the milestones for future reassessments of the performance of sectoral competition. This review, which takes place every four years and began with the publication of public consultation no. 64, of November 6, 2023, is dedicated to the reassessment of relevant markets in the sector, asymmetric regulatory measures and power holders of Significant Market (“PMS”), previously established by the regulation itself.
After approval by ANATEL's Board of Directors, the new PGMC was published by Resolution No. 783, of September 3, 2025, meeting the deadline set out in ANATEL's regulatory agenda for the 2025-2026 biennium (discussed in Public Consultation No. 46, of September 11, 2024 and approved by ANATEL Internal Resolution No. 399/2024, of December 30, 2024), which indicated final approval for the second half of 2025.
As previously mentioned, also in November 2023, ANATEL submitted for public consultation the revised Spectrum Use Regulations ("RUE"), approved by Resolution No. 671 of November 3, 2016. The new wording proposed by ANATEL includes, among other changes, new rules for granting secondary spectrum use authorizations, as well as changes to ANATEL's procedures for assessing efficient spectrum use. The expectation is that the new RUE will be published in the first half of 2026.
It is important to highlight that the acquisition of the mobile assets of Oi Móvel S.A. by the leading operators in the Brazilian SMP market (Vivo, Claro and TIM), raised competition concerns by ANATEL and CADE, which imposed regulatory remedies in order to foster market competition, among which: (i) Reference Offer in the Relevant National Roaming Market; (ii) Reference Offer for developing Personal Mobile Service – SMP through Virtual Network MVNO – (“ORPA de MVNO”); (iii) Offer of Temporary and Onerous Assignment of Radio Frequency Use Rights; and (iv) Industrial Network Exploration Offer.
As to the Reference Offer of Wholesale National Roaming Products (“National Roaming ORPA”), the regulatory remedy uses as a reference the values approved and calculated by ANATEL, based on a new methodology for the roaming market cost model (LRIC + bottom-up model – Act No. 8822/2022). As a result of the change in the methodology, the new reference values were significant reduced (FAC-HCA top-down model – Act No. 9157/2018).
As to the Offers, as mentioned above, specifically the MVNO ORPA and the National Roaming ORPA (“ORPAs”), these were being debated within the scope of ANATEL for the following concepts: (i) Requirement of Exclusivity of Contracting Companies: ANATEL decided, for MVNO LTRO, that the exclusivity requirement violates Res. 550/2010 and therefore cannot be maintained as a condition. For the Roaming LTRO, exclusivity may only be required in cases of contracting (a) National Roaming under an Industrial Exploration regime and (b) conventional National Roaming (transitional use) only on the 5GSA network; and (ii) Collection of Minimum Monthly Deductible: ANATEL decided that in both LTROs the minimum monthly deductible cannot be charged for a period of five years.
The Company currently has contracts signed with the possibility of charging the minimum monthly franchise both in the National Roaming market and in the MVNO market, so that current contracts, depending on the contracting companies, can be migrated to the new updated offers.
The maintenance of these remedies will be reassessed during the PGMC review process. They had been considered for inclusion in the new PGMC and were included in the draft regulation subject to public consultation No. 64/2023. However, the approved regulation does not consider the remedies related to MVNO ORPA and spectrum sharing, as the Board of Directors determined that there were no market failures or competition issues that would justify them. For the National Roaming ORPA, price control using the LRIC+ Bottom-Up Cost Model was maintained.
Generally, the adoption of disproportionately asymmetric measures and adoption by ANATEL of concepts, prices and remuneration models may impact remuneration and costs, with detrimental effects on the business, financial condition, revenues, results operations and the Company’s prospects.
Regarding interconnection fees, these form the basis of the Company's revenue and costs. These fees are charged between telecommunications service providers to allow and compensate for the interconnected use of their networks. To the extent that changes in the rules on interconnection fees reduce the amount of fees the Company can receive or charge, the Company's business, financial condition, revenues, results of operations, and prospects could be adversely affected.
In addition, the Company may be affected by changes in rules and regulations aimed at preserving the rights of consumers of telecommunications services. ANATEL published, in November 2023, the new General Regulation on Consumer Rights (“RGC”), through Resolution No. 765/2023, which came into force on September 1, 2025, replacing Resolution No. 632/2014. This new Regulation changed some provisions such as the way in which telecommunications services are offered, in addition to updating/modernizing some customer service rules.
Therefore, the Company's business, results of operations, revenues and financial conditions could be negatively affected by the actions of the Brazilian authorities, including, in particular, the following: the introduction of new or less flexible operational and/or service requirements; the granting of operating licenses in the Company's areas; limitations on interconnection fees the Company can charge to other telecommunications service providers; imposition of significant sanctions or penalties for failure to comply with regulatory obligations; delays in the granting of, or the failure to grant, approvals for rate increases; and antitrust limitations imposed by ANATEL and CADE.
Finally, there is also the risk that the Company will not be successful in future tenders to be carried out by ANATEL regarding the acquisition of new authorizations for the use of radio frequencies. The Board of Directors of ANATEL, through Ruling No. 148/2024, determined that ANATEL's Superintendencies adopt the necessary measures for the publication, by December 31, 2025, of a new Notice for the bidding procedure regarding to the 700 MHz subband. A draft of the Bidding Notice was approved by the ANATEL Board of Directors in July 2025, and the matter is expected to be reviewed by the Federal Court of Accounts in February 2026. Therefore, a new bidding process for this sub-band is expected in 2026. Furthermore, through Resolution No. 785/2025, ANATEL approved a plan for conducting bidding processes for radio frequency usage authorizations, with different time horizons up to 2036.
1.c. Corporate events in 2025
1.c.1. Business Combination - Acquisition of Samauma Brands Comércio, Importação e Exportação de Eletro-Eletrônicos Ltda. ("Samauma") by Terra Networks Brasil Ltda. ("Terra Networks")
On March 21, 2025, Terra Networks, a direct subsidiary of the Company, completed the acquisition of all shares of Samauma for up to R$66,451, subject to meeting agreed operational and financial metrics (“Transaction”). This amount includes a non-compete agreement that was recognized separately from the business combination at a fair value of R$7,290. The remaining purchase price R$59,161 was allocated to the net assets acquired, excluding the non-compete agreement, which was recognized as an intangible asset.
Samauma was founded in 2012 and is engaged in marketing a broad portfolio of smartphone accessories and electronics under the "i2GO" brand with high-quality, high-performance and affordable products.
The Transaction documents contain terms and conditions common to this type of operation.
The Transaction is part of the Company's strategy to strengthen its presence in the market for accessories for smartphones and other electronic devices, operating with its own brand, OVVI, committed to offering innovative and high-quality products, strategically positioning to meet the needs of the constantly evolving market. Following the acquisition, the OVVI and i2GO brands will coexist complementing each other in terms of portfolio and market positioning.
With the completion of the Transaction, as of March 21, 2025, Terra Networks now has direct control of Samauma.
Pursuant to IFRS 3, business acquisitions are accounted for using the acquisition method in which the consideration transferred is measured at fair value comparing this to the fair values of the assets acquired and liabilities assumed and the equity interests issued.
At the date of these consolidated financial statements of the Company, Terra Networks had already completed the report for the purchase price allocation ("PPA"), through the analysis of the fair value determination of the identifiable assets acquired and liabilities assumed from Samauma.
The assumptions, critical judgments, methods and hypotheses used to determine these fair values were as follows:
Brand
The “royalty relief” approach was used to assess the brand ("i2GO"), which consists of estimating the cash flows that the Company would otherwise pay for royalties to third parties to use the brand, assuming that it was not owned by the Company. The projected flows correspond to the amounts that would be paid based on a royalty rate applied to i2Go's net revenue over the estimated useful life of the brand.
The main assumptions used in the assessment of the brand were: (i) Projected net revenue over 5.0 years (2025 to 2029); (ii) Royalty rate applied: 2.00%, according to maturity of the years; (iii) Discount rate (net WACC + Premium): 18.13% per year; (iv) Tax rate (tax factor): 34% and; (v) Estimated useful life: 5.0 years, with projections limited to the considered flow horizon.
The fair value of the brand was estimated at R$5,460, with an amortization period of 5 years.
Commercial Relationship (Points of Sale)
For the evaluation of the commercial relationship, the MPEEM (“Multi-period Excess Earnings Method”) was used, which estimates the value of the intangible asset based on the excess earnings specifically attributable to the points of sale, after deducting the returns from other contributing assets necessary to generate these cash flows, over its estimated useful life.
The main assumptions used in the evaluation of the commercial relationship were: (i) revenues: for portfolio projection purposes, we considered the net recurring revenue for the year 2025. The average customer retention rate was calculated, as well as the evolution of average revenue per customer in the periods. The portfolio decline (“churn”) was estimated based on historical revenues (2021, 2022, 2023, 2024 e 2025) in an increasing manner. (ii) Deductions and Costs/Expenses: Deductions from gross revenue were projected according to actual applicable tax rates, substantially sales or service taxes. Costs/expenses were projected by comparing historical data and forecasting improvements in gross margin through actions to contain fixed costs over time; (iii) Tax rate: 34%, in accordance with Brazilian tax legislation; and (iv) Discount rate (“WACC”) after taxes: 18.13%.
As a result of the calculation described, the fair value of the business relationship was R$14,000, with an amortization period of 8 years.
Contingent Liabilities
Pursuant to IFRS 3, the acquirer recognizes, on the acquisition date, contingent liabilities assumed in a business combination even if outflows of resources are not probable for settlement of the obligation, provided that it is a present obligation arising from past events and its fair value can be measured reliably. Contingent liabilities with a fair value of R$2,462 were recognized for this acquisition, which were determined based on the estimated cash outflow for their settlement on the acquisition date.
Composition of the fair value of the net assets acquired
Below is a summary of the composition of the fair value of the net assets acquired in the amount of R$20,571, as well as the goodwill generated on the acquisition date, is as follows:

Current assets	21,120	Current liabilities	13,513
Cash and cash equivalents	292	Loans and financing	9,736
Accounts receivable	10,295	Other liabilities	3,777
Other assets	10,533
		Non-current liabilities	19,576
Non-current assets	32,540	Loans and financing	2,923
Other assets(1)	12,857	Income tax and social contribution and collection	238
Property, plant and equipment	217	Deferred income tax and social contribution(4)	3,535
Intangible assets(2)	19,466	Provisions for contingencies(3)	7,819
		Other liabilities	5,061

		Fair value of liabilities assumed	33,089
		Fair value of net assets acquired	20,571
		Goodwill(5)	38,590
Fair value of assets acquired	53,660	Total consideration	59,161

.
(1)This refers to the allocation of the fair value attributed to the indemnification asset related to the liabilities, which is being updated by the SELIC rate.
(2)This includes the allocation of the fair value of R$5,460 attributed to the brand, and R$14,000 attributed to the Commercial Relationship.
(3)This includes the allocation of the fair value of R$2,462 attributed to the contingent liability, which is being updated by the SELIC rate.
(4)This refers to deferred income tax and social contribution, net of deferred taxes, on allocations of indemnification assets and contingent liabilities.
(5)This refers to the premium value determined in the acquisition of Samauma, considering the expected future synergies from combining the acquired company's businesses, which may be used for tax purposes.
Non-compete agreement
For the non-compete agreement, recognized separately from the business combination, the income approach was used, based on the “with and without” contract method (“with/without”). Potential losses of net revenue associated with the sellers' performance as competitors were considered, projecting two scenarios: one with the agreement in force and one without.
The main assumptions used in the assessment of the non-compete agreement were: (i) Revenue Reduction Capacity: from 15.0% (2025), 25.0% (2026) to 0.00% (2034); (ii) Probability of Competition: from 10.0% (2025), 50.0% (2026) to 0.00% (2034); (iii) Probable Revenue Loss: from 1.5% (2025), 12.5% (2026) to 0.00%), according to the intersection of the factors above; and (iv) Discount rate (WACC): 18.08% per year; and (v) Perpetual growth rate: 4.0%.
The fair value of the non-compete agreement was estimated at R$7,290, with an amortization term of 4 years.
Other information
The adjusted total purchase consideration will not exceed R$66,451, with payment made as follows: (i) R$22,000 paid in cash, upon completion of the Transaction and; (ii) the balance of R$44,451 will be paid in accordance with contractual clauses, accruing Interbank Deposit Certificate ("CDI") interest rate between the closing date of the transaction and 10 days before the actual payment. Of this balance, R$25,000 refers to the contingent consideration, conditional upon achieving performance targets, as per contractual clauses.
The fair value of accounts receivable totals R$10,295, which does not differ from the book value, consisting of a gross amount of R$11,081, net of estimated losses for impairment in the amount of R$786.
From the acquisition date through to the date of these financial statements, Samauma contributed R$41,996 for the Company's consolidated net operating revenue and a loss of R$6,217 to the Company's results
1.c.2. Business Combination - Acquisition of controlling interest in Fibrasil Infraestrutura e Fibra Ótica S.A. ("FiBrasil") by the Company
On July 10, 2025, the Company informed its shareholders and the market in general that it had entered into a Share Purchase Agreement (“SPA”) with Caisse de dépot et placement du Québec (“La Caisse”, formerly “CDPQ”) and Fibre Brasil Participações S.A. (“Fibre Brasil” and, together with La Caisse, “Grupo La Caisse”), which governs the terms and conditions for the Company's acquisition of all shares issued by FiBrasil held by Grupo La Caisse, representing 50% of FiBrasil's total share capital, as well as subscription warrants issued by FiBrasil (“Transaction”).
FiBrasil operates in the wholesale neutral and independent fiber optic network sector in the Brazilian market. The Company will continue to expand its presence in the fiber market, focusing on improving the customer experience while contributing to the digitalization of the country.
The Transaction was subject to the satisfaction of certain usual conditions precedent for this type of operation, including prior approval by CADE and ANATEL. On October 14, 2025, ANATEL granted prior approval to the Transaction. On October 23, 2025, CADE approved the Transaction without restrictions. After obtaining the regulatory approvals and fulfilling the other precedent conditions, on November 12, 2025, the Transaction was completed.
The signing of the SPA, as well as the terms and conditions of the Transaction, were approved by the Company's Board of Directors. The Company submitted the ratification of the Transaction to the general shareholders' meeting, pursuant to article 256, II of the Brazilian Corporations Law. Consequently, the approval of the transaction by the General Meeting will also give rise to the right of withdrawal for the Company's shareholders who dissent from the resolution (note 36.a).
The acquisition value of the Transaction, updated by the Interbank Deposit Certificate (“CDI”) rate on a pro rata daily basis, as provided in the SPA, was R$858,002, paid on November 12, 2025, in a single installment by the Company to the La Caisse Group. The subscription warrants previously issued by FiBrasil were canceled upon the closing of the Transaction.
The Company already held a 25.01% stake in FiBrasil's capital and, with the completion of the Transaction, the Company became the direct controlling shareholder of FiBrasil, holding 75.01% of its total share capital. Telefónica Infra S.L. Unipersonal retains a 24.99% stake. According to IFRS 3, this acquisition qualifies as a business combination achieved in stages and, in turn, requires the fair value remeasurement of the previously held investment.
The fair value, on the acquisition date, of the equity interest that the Company held in FiBrasil was R$372,251, determined based on the acquisition price adjusted for the control premium. Given that the recorded book balance was R$243,501, the Company recorded a fair value remeasurement gain on the investment of R$128,750, accounted for in the "Other Operating Revenues/Expenses" line item, note 27.
According to IFRS 3, the transferred consideration will be measured at fair value, which is calculated by summing the fair values of the transferred assets, the liabilities assumed on the acquisition date with the former controlling shareholders of the acquired entity, and the interests issued in exchange for control of the acquired entity.
For the allocation of non-controlling shareholders' interests, the Company opted, as permitted by IFRS 3, for the current proportional allocation conferred by equity instruments in the recognized amounts of FiBrasil's identifiable net assets.
Upon completion of the Transaction, effective November 12, 2025, the Company became the direct controlling shareholder of FiBrasil.
As of the date of these consolidated financial statements, the Company is in the final stages of preparing the appraisal report for the allocation of the purchase price (“PPA”), through the analysis of the fair value determination of the identifiable assets acquired and liabilities assumed from FiBrasil. It is estimated that this final analysis will be completed as soon as Management has all relevant information regarding the facts, not exceeding a maximum period of 12 months from the acquisition date.
As of December 31, 2025, the Company's consolidated financial statements includes the preliminary PPA allocations.
The assumptions, critical judgments, methods, and hypotheses used by the Company to determine these fair values were as follows:
Property, plant and equipment and intangible assets
The fair value of property, plant and equipment and intangible assets was assessed based on the application of the Direct Market Comparison Method (“DCDM”) and the Cost Quantification Method.
The DCDM method was used to assess movable and immovable property, as it allows for the estimation of fair value through comparison with recent sales and market prices of similar assets, adjusted for factors such as age, state of conservation, usability, type of sale and, in the specific case of real estate, the region in which they are located.
The Cost Quantification Method consisted of identifying the replacement cost or reproduction cost (“RCN”) of the assets, through the application of the direct and indirect methods.
For movable assets, the RCN was considered based on investments estimated by FiBrasil's engineering department, while the indirect cost method was applied to assets not covered by the direct cost. The adjustment factors and price indices used in the estimates were derived from inflation indices published by the Brazilian Institute of Geography and Statistics (“IBGE”).
As a result of the calculation described, the fair value of the fixed and intangible assets was R$1,615,657, with depreciation and amortization periods that follow the useful life of the assets evaluated.
Contingent Liabilities
According to IFRS 3, the acquirer must recognize, on the acquisition date, contingent liabilities assumed in a business combination even if it is not probable that outflows of resources will be required to settle the obligation, provided that it is a present obligation arising from past events and its fair value can be reliably measured. Meeting the aforementioned requirements, contingent liabilities were recognized in this acquisition at a fair value of R$24,065, which were determined based on the estimated cash outflow for their settlement on the acquisition date.
Composition of the fair value of the net assets acquired
Below is a preliminary summary of the fair value composition of the net assets acquired in the amount of R$798,779, as well as the goodwill generated on the acquisition date, subject to further adjustments upon completion of the work:

Current assets	218,901	Current liabilities	182,541
Cash and cash equivalents	78,044	Debentures	199
Accounts receivable	104,694	Leases	77,551
Other assets	36,163	Personnel, charges and social benefits	47,271
		Suppliers	47,200
Non-current assets	1,853,812	Other liabilities	10,320
Deferred income tax and social security contributions(1)	61,199
Other assets	10,291	Non-current liabilities	1,091,393
Property, plant and equipment(2)	1,735,838	Debentures	903,964
Intangible assets(3)	46,484	Leases	150,687
		Provisions for contingencies(4)	25,593
		Personnel, charges and social benefits	9,987
		Other liabilities	1,162

		Net assets acquired	798,779

		Goodwill(5)	631,169

		Non-controlling interest	(199,695)

		Portion of the Company's previous holding, remeasured at fair value.	(372,251)

Fair value of assets acquired	2,072,713	Total consideration	858,002

(1) Includes R$8,182 of deferred income tax and social contribution on the allocation of fair value attributed to the contingent liability, which is being updated by the SELIC rate.
(2) Includes R$159,285 of the allocation of fair value attributed to fixed asset items. It also includes R$166,665 in right of use assets.
(3) Includes R$2,105 of the allocation of fair value attributed to intangible assets.
(4) Includes R$24,065 of the fair value attributed to the contingent liability, which is being updated by the SELIC rate.
(5) Refers to the goodwill value determined in the acquisition of FiBrasil.
Other Information
The fair value of accounts receivable totals R$104,694, which does not differ from the book value, which consists of a gross value of R$105,563, net of estimated impairment losses of R$869.
From the acquisition date to the completion of these consolidated financial statements, FiBrasil contributed R$4,620 for the Company's consolidated net operating revenue and a net income of R$4,515 to the Company's consolidated results.
1.c.3. Business Combination - Acquisition / PPA and Merger of IPNET Serviços em Nuvem e Desenvolvimento de Sistemas Ltda. (“IPNET”) and Acquisition of IPNET USA, LLC (“IPNET USA”) by Telefônica Cloud e Tecnologia do Brasil S.A. (“CloudCo Brasil”)
Acquisition / Purchase Price Allocation (PPA)
On July 22, 2024, CloudCo Brasil, a directly controlled subsidiary of the Company, entered into a share purchase agreement and other agreements for the acquisition of all issued shares of IPNET Serviços em Nuvem e Desenvolvimento de Sistemas Ltda. (“IPNET”) and IPNET USA, LLC (“IPNET USA”) (“Transaction”), for a value of up to R$223,799, conditional upon the achievement of certain operational and financial metrics. This value includes a non-compete agreement that was recognized separately from the business combination at a fair value of R$26,964. The remaining purchase price R$196,835 was allocated to the net assets acquired, excluding the non-compete agreement, which was recognized as an intangible asset.
The IPNET Group engages in, among other activities, the resale of software and systems, as well as the provision of professional and managed services for adaptation, migration, and related support.
The Transaction documents contain terms and provisions common to this type of transaction, and its completion was subject to the fulfillment of certain precedent conditions, including obtaining authorization from CADE and implementing a corporate reorganization involving the incorporation of the companies Metarj Soluções em Geotecnologia e Desenvolvimento de Sistemas Ltda. (“Metarj”) and XL Solutions Ltda. (“XL”) by IPNET.
The aforementioned precedent conditions were met with the final and unappealable decision by CADE, dated September 3, 2024, which approved the Transaction without restrictions through Concentration Act No. 08700.005417/2024-69; and the corporate reorganization with the incorporations of Metarj and XL by IPNET, which occurred in September 2024.
With the completion of the Transaction, effective October 1, 2024, CloudCo Brasil became the direct controlling shareholder of IPNET.
The Transaction expanded CloudCo Brasil's product portfolio and strengthened its professional and managed services, enabling its acceleration and growth. The investment also reinforces the Company's digital ecosystem in the B2B business, with advancements in innovative solutions.
According to IFRS 3, business acquisitions are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated by summing the fair values of the assets transferred, the liabilities assumed at the acquisition date with the former controlling shareholders of the acquired company, and the interests issued in exchange for control of the acquired company.
At the date of these consolidated financial statements of the Company, CloudCo Brasil had already completed the report for the purchase price allocation ("PPA"), through the analysis of the fair value determination of the identifiable assets acquired and liabilities assumed from IPNET.
The assumptions, critical judgments, methods, and hypotheses used by CloudCo Brasil to determine these fair values were as follows:
Brand
For brand valuation, a profitability approach ("Income approach") was used, employing the relief from royalties method. This method assumes that the intangible asset has a fair value based on royalty income and represents the savings of the asset owner – the owner does not need to pay royalties to a third party for the license to use the intangible asset. Management's intention at the time of acquiring the stake was to utilize the acquired company's know-how and its ability to implement the new business model.
The main assumptions used in the brand valuation were: (i) Revenue: the valuation of the intangible asset was based on net revenue projections supported by the entity's historical growth, without the synergy of the IPNET acquisition; (ii) Royalty rate: according to research conducted at the time, we observed that the internet services market used an average royalty rate of approximately 1% on net revenue; (iii) Costs and Expenses related to the brand: a percentage of 10% of net revenue was considered for royalties for brand maintenance, such as marketing expenses and others; (iv) Tax rate: 34%, according to Brazilian tax legislation; and (v) Discount rate (“WACC”) after taxes: 18.23%.
As a result of the calculation described, the fair value of the brand was R$10,099, with an amortization period of 5 years.
Customer Portfolio
The customer portfolio was valued using the Multi-period Excess Earnings Method (“MEEM”). This method for valuing the customer portfolio was used due to the possibility of directly attributing the generated cash flow to the identified asset.
The main assumptions used in the valuation of the customer portfolio were: (i) Revenue: for portfolio projection purposes, we considered the net recurring revenue for the year 2024. The average customer retention rate was calculated, as well as the evolution of average revenue per customer over the periods. The portfolio decline (“churn”) was estimated at 20%; (ii) Deductions and Expenses: deductions from gross revenue were projected according to actual applicable tax rates, substantially sales or service taxes. Costs and expenses were projected by comparing historical data and forecasting improvements in gross margin through actions to contain fixed costs over time; (iii) Tax rate: 34%, according to Brazilian tax legislation; (iv) Discount rate (“WACC”) after taxes: 18.23%.
As a result of the calculation described, the fair value of the customer portfolio was R$28,619, with an amortization period of 5 years.
Contingent Liabilities
According to IFRS 3, the acquirer must recognize, on the acquisition date, contingent liabilities assumed in a business combination even if it is not probable that outflows of resources will be required to settle the obligation, provided that it is a present obligation arising from past events and its fair value can be reliably measured. Meeting the above requirements, contingent liabilities at a fair value of R$8,964 were recognized in this acquisition, which were determined based on the estimated cash outflow for their settlement on the acquisition date.
Composition of the fair value of the net assets acquired
Below is a summary of the composition of the fair value of the net assets acquired in the amount of R$20,436, as well as the goodwill generated on the acquisition date:

Current assets	31,206	Current liabilities	35,867
Cash and cash equivalents	13	Loans and financing	3,063
Accounts receivable	27,177	Other liabilities	32,804
Other assets	4,016
		Non-current liabilities	110,320
Non-current assets	135,417	Loans and financing	2,500
Other assets(1)	95,634	Income tax and social contribution and collection	38,123
Property, plant and equipment	1,065	Deferred income tax and social contribution(3)	12,187
Intangible assets(2)	38,718	Provisions for contingencies(4)	32,716
		Other liabilities	24,794

		Fair value of liabilities assumed	146,187
		Fair value of net assets acquired	20,436
		Goodwill(5)	176,399
Fair value of assets acquired	166,623	Total consideration	196,835

.
(1)This refers to the allocation of R$95,634 of the fair value attributed to the indemnification asset related to the contingent liability, which is being updated by the SELIC rate.
(2)This refers to the allocation of fair value attributed to intangibles of R$38,718, being: (i) brand (R$10,099); and (ii) customer portfolio (R$28,619).
(3)This refers to deferred income tax and social security contributions on the allocation of fair value attributed to the contingent liability, which is being updated by the SELIC rate.
(4)This includes the allocation of the fair value attributed to the contingent liability, which is being updated by the SELIC rate.
(5)This refers to the goodwill value determined in the acquisition of IPNET, considering the expected future synergies from combining the acquired company's businesses, which may be used for tax purposes.
Non-compete Agreement
For the non-compete agreement recognized separately from the business combination, the income approach was used, based on the "with/without" method. This method consists of projecting the expected cash flows for the two scenarios: one with the non-compete agreement and the other without the non-compete agreement. The cash flow without the non-compete agreement considers a revenue loss rate and a probability of the potential competitor effectively competing with the Company. The difference between the cash flows of the two scenarios, which corresponds to the loss avoided by the non-compete agreement, is brought to present value by the specific rate of return for this asset and compared with the present value of the original cash flow (without revenue loss).
The main assumptions used in the assessment of the non-compete agreement were: (i) Revenue Reduction Capacity: from 15.0% (2024), 25.0% (2025) to 10.0% (2033); (ii) Probability of Competition: from 10.0% (2024), 50.0% (2025) to 30.0% (2033); (iii) Probable Revenue Loss: from 1.5% (2024), 12.5% (2025) to 3.0% (2033), according to the intersection of the factors above; and (iv) Discount rate (WACC): 18.2% per year; and (v) Perpetual growth rate: 3.5%.
As a result of the calculation described, the fair value of the non-compete agreement was R$26,964, with an amortization period of 6 years.
Other information
The total consideration amount was R$196,835, with payment made as follows: R$33,043 paid in cash upon completion of the Transaction, and the remaining balance of R$163,792 is being paid according to contractual clauses, updated by the variation in the IPCA/SELIC rate. Of this balance, R$140,000 refers to the contingent consideration, conditional upon achieving performance targets, as per contractual clauses.
The fair value of accounts receivable totals R$27,177, which does not differ from the book value, which consists of a gross value of R$31,714, net of estimated impairment losses of R$4,537.
Merger of IPNET by CloudCo Brasil
On November 3, 2025, the Company informed its shareholders and the market in general that, on November 1, 2025, CloudCo Brasil merged IPNET, which was consequently extinguished (“Merger”).
The Merger consisted of a corporate and operational reorganization aimed at promoting administrative and economic benefits through the simplification of operational structures, reduction of costs related to the operations and activities carried out by IPNET and CloudCo Brasil, and leveraging internal synergies. In addition, the Merger was carried out based on the book value of IPNET’s net assets and did not result in any changes to CloudCo Brasil’s share capital or to the Company’s equity interest in CloudCo Brasil.
Finally, as a consequence of the Merger, CloudCo Brasil succeeded IPNET in all of its assets, liabilities, rights, and obligations.
Since IPNET and CloudCo Brasil were already within the Company's consolidation perimeter and there was no participation from any other company, this merger did not cause any impact on the Company's consolidated financial statements.
1.c.4. Corporate Reorganization of Investees - VivaE and Vivo Ventures
On October 6, 2025, the Company informed its shareholders and the market in general that, on that same date, it concluded a corporate reorganization involving its stake in VivaE Educação Digital S.A. (“VivaE” and “Transaction”), a company jointly owned by the Company and Ânima Holding S.A. The Transaction consisted of the contribution of all of the Company's VivaE shares to the Vivo Ventures Multistrategy Investment Fund for Foreign Investment - Limited Liability (“Vivo Ventures”), as a way of paying for part of the quotas already subscribed by the Company in said fund, representing, therefore, a contribution of R$17,375, according to an independent valuation by a specialized company. Vivo Ventures is a private equity fund held by the Company, as the majority shareholder, together with Telefónica Open Innovation, S.L. The book value of the investment that the Company held in Vivo Ventures on the date of this corporate reorganization was R$11,222, generating an investment gain of R$6,153, Notes 12.c and 27.
Continuing the Operation, on November 25, 2025, VivaE entered into a business combination agreement with Ada Tecnologia e Educação S.A. (“Ada”), a company specializing in providing services and developing solutions focused on teaching programming and technology in the B2B business, thus allowing VivaE and Ada to generate synergies and be closer to strategic partnerships in this business.
As a result of this corporate reorganization, the Company ceased to hold a stake in VivaE and, after the necessary capital contributions to Vivo Ventures (98.00)%, retained the same stake in Vivo Ventures, Note 12.b.
1.c.5. Structuring of the Vivo Pay III Investment Fund in Credit Rights Limited Liability ("Vivo Pay III")
On November 7, 2025, the automatic registration of Vivo Pay III was completed with the CVM, as a closed-end fund with an indefinite duration. Vivo Pay III may be liquidated by resolution of the general meeting in accordance with its regulations.
The purpose of Vivo Pay III is to provide its quota holders with the appreciation of their shares through the investment of its net assets in the acquisition of: (i) eligible credit rights, formalized by supporting documents that meet the eligibility criteria and assignment conditions, and (ii) financial assets, in compliance with all portfolio composition and diversification indexes of the fund.
The acquisition of eligible credit rights and other financial assets will originate from credit and financing transactions carried out electronically by the Company’s customers under the Vivo Pay program, exclusively through the electronic platform made available by the Company.
Vivo Pay III began its operations on November 24, 2025, issuing 2,000 (two thousand) junior subordinated quotas with an initial unit nominal value of R$1,000.00 (one thousand reais).
1.c.6. Acquisition of Telefônica Cibersegurança e Tecnologia do Brasil Ltda. (“CyberCo Brasil”) by Telefônica Infraestrutura e Segurança Ltda. (“TIS”), an indirect subsidiary (Business Combination)
On December 9, 2025, the Company informed its shareholders and the market in general that, on that same date, its indirect subsidiary Telefônica Infraestrutura e Segurança Ltda. (“TIS”) has completed, with Telefónica Cybersecurity & Cloud Tech, S.L. (“TTech”), company belonging to the Telefónica S.A. Group,the acquisition of all shares issued by Telefônica Cibersegurança e Tecnologia do Brasil Ltda. (“CyberCo Brasil”).
CyberCo Brasil offers integrated cybersecurity and information security solutions, including devices, networks, cloud, identity management, incident and vulnerability response, as well as consulting, projects, and software and hardware resale.
The transaction aims to expand the portfolio of information security solutions, optimize service offerings, accelerate launches, integrate the sales force, and reinforce the growth strategy in customer-focused digital solutions.
The total price paid for the acquisition of all shares of CyberCo Brasil was R$232,000, conditional upon the achievement of certain financial metrics.
The documents formalizing the transactions contain terms and provisions common to this type of operation and do not depend on obtaining any regulatory authorizations or approvals in addition to those already obtained in accordance with the Company's internal governance.
Considering that business combinations between entities under common control have not yet been specifically addressed by IFRS Accounting Standards, an entity is required to apply the hierarchy set forth in paragraphs 10-12 of IAS 8 to choose the accounting policy to be adopted.
An entity may therefore choose to account for combinations between entities under common control using the acquisition method based on IFRS 3 or the predecessor value method.
This Transaction, which, as described above, involves companies under common control, was accounted for at the carrying amount of the net assets acquired (“Predecessor Value Method”). Consequently, the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired was recorded in TIS's equity as “Other capital reserves”.
With the completion of the acquisition, as of December 9, 2025, CyberCo Brasil became directly controlled by TIS and indirectly controlled by the Company.
The results and statement of financial position of CyberCo Brasil are incorporated in this financial statements prospectively from the date on which the business combination between entities under common control occurred.
Below, we present the composition of the book value of the identifiable net assets acquired in the amount of R$59,603.

Current assets	139,392	Current liabilities	96,083
Cash and cash equivalents	32,583	Suppliers	55,629
Accounts receivable	65,574	Provision for contingencies	1,821
Other assets	41,235	Other liabilities	38,633

Non-current assets	16,322	Non-current liabilities	28
Deferred income tax and social security contributions	3,656	Other liabilities	28
Other assets	6,283
Property, plant and equipment	5,155
Intangible assets	1,228

Value of assets acquired	155,714	Value of identifiable net assets acquired	59,603
Other Information
The Transaction values were recognized in the TIS as follows: R$59,603, for the initial recognition of the investment in CyberCo Brasil's equity and R$168,729 in other capital reserves; offset by R$16,332, for the present value of the financing with TTech (amount relating to the contingent consideration, conditional upon achieving performance targets, as per contractual clauses) and R$212,000 in cash, for the payment made to TTech.
From the acquisition date to the completion of these consolidated financial statements, CyberCo Brasil contributed R$442 for the Company's consolidated net operating revenue and a loss of (R$3,875) to the Company's consolidated result.
The value of accounts receivable totals R$65,574 and there are no estimated impairment losses provisioned.
1.c.7. Share buyback program / Capital Reductions / Reverse Stock Split and Stock Split
The corporate events relating to the Company's equity are described in notes 24.a.1 - Capital Reductions; 24.a.2 - Share Consolidation and Splitting; and 24.b - Share Repurchase Program.
1.d. Tax Reform on consumption
On December 20, 2023, Constitutional Amendment (“EC”) No. 132 was enacted, establishing the Consumption Tax Reform (“Reform”). To initiate the process of regulating the constitutional amendment, Complementary Law No. 214/2025 (“LC”) was sanctioned by the President of the Republic on January 16, 2025. Additionally, on January 13, 2026, Complementary Law No. 227/2026 was approved, which, among other topics, creates the IBS management committee, regulates tax litigation, and establishes rules for the administration of the new taxes.
The Reform model is based on a dual VAT divided into two jurisdictions, one federal (Contribution on Goods and Services - CBS) and one sub-national (Tax on Goods and Services - IBS), which will replace the PIS, COFINS, ICMS and ISS taxes.
A Selective Tax (“IS”) under federal jurisdiction, which will be levied on the production, extraction, marketing or import of goods and services that are harmful to health and the environment, under the terms of the LC, and there is an express provision that the IS will not apply to telecommunications services. There will be a transition period from 2026 to 2032, during which the two tax systems (old and new) will coexist.
In 2026, it will be necessary to highlight CBS (0.9%) and IBS (0.1%) for statistical purposes. Consequently, there will be no collection or financial impact. The Company is prepared to issue and receive tax documents highlighting IBS and CBS. Only from January 2027 onwards will the new taxes begin to financially impact the Company.
It is worth noting that the impacts of the Tax Reform will only be fully known after the other stages of legal and sub-legal regulation, which may include the enactment of new ordinary laws (federal, state and municipal), decrees, normative instructions and technical notes.
Since the changes will be applied prospectively, has not effect of the Reform on the financial statements as of December 31, 2025.